UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    --------

                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-10467

                        CAUSEWAY CAPITAL MANAGEMENT TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                    11111 Santa Monica Boulevard, Suite 1500
                              Los Angeles, CA 90025
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-947-7000

                      DATE OF FISCAL YEAR END: SEPTEMBER 30

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2006




                                                                                              VALUE
CAUSEWAY INTERNATIONAL VALUE FUND                         NUMBER OF SHARES                    (000)
-------------------------------------------------------------------------------------------------------
COMMON STOCK
AUSTRALIA -- 1.0%
         Macquarie Airports Management Ltd.+                   17,506,234           $          49,737
                                                                                    ------------------
CANADA -- 2.0%
         Celestica, Inc.1                                       2,843,100                      22,146
         Manulife Financial Corp.                               2,440,081                      82,368
                                                                                    ------------------
                                                                                              104,514
                                                                                    ------------------
FRANCE -- 20.1%
         Accor SA                                                 798,949                      61,896
         AXA SA                                                 2,919,201                     118,164
         BNP Paribas SA                                           826,102                      90,113
         Carrefour SA                                             660,348                      40,038
         Electricite de France                                  1,046,473                      76,239
         France Telecom SA+                                     4,240,202                     117,241
         Publicis Groupe SA                                     1,768,298                      74,565
         Sanofi-Aventis+                                        1,457,994                     134,602
         Suez SA 1                                                772,172                      39,980
         Technip SA                                             1,136,722                      78,013
         Total SA                                                 867,027                      62,536
         Vinci SA                                               1,113,987                     142,319
                                                                                    ------------------
                                                                                            1,035,706
                                                                                    ------------------
GERMANY -- 8.8%
         Bayer AG                                               1,230,995                      66,059
         Bayerische Motoren Werke AG                              944,223                      54,222
         Commerzbank AG                                           113,214                       4,311
         Depfa Bank PLC                                         3,421,258                      61,183
         Deutsche Post AG                                       3,519,116                     106,081
         E.ON AG                                                  572,922                      77,754
         Siemens AG                                               839,868                      83,290
                                                                                    ------------------
                                                                                              452,900
                                                                                    ------------------
HONG KONG -- 3.4%
         Henderson Land Development Co. Ltd.                   12,026,648                      67,264
         PetroChina Co. Ltd., Class H                          51,111,712                      72,419
         Yue Yuen Industrial Holdings Ltd.+                    11,038,033                      35,054
                                                                                    ------------------
                                                                                              174,737
                                                                                    ------------------
IRELAND -- 2.5%
         Allied Irish Banks PLC                                 1,486,596                      44,146
         CRH PLC                                                2,071,441                      86,336
                                                                                    ------------------
                                                                                              130,482
                                                                                    ------------------
ITALY -- 1.2%
         Mediaset SpA                                           5,002,117                      59,350
                                                                                    ------------------
JAPAN -- 7.9%
         Honda Motor Co. Ltd.                                   2,567,600                     101,418



SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2006



                                                                                            VALUE
CAUSEWAY INTERNATIONAL VALUE FUND                          NUMBER OF SHARES                 (000)
-------------------------------------------------------------------------------------------------------
JAPAN -- (CONTINUED)
         Japan Tobacco, Inc.                                       16,346           $          78,989
         Sankyo Co. Ltd.                                        1,045,700                      57,914
         Takeda Pharmaceutical Co. Ltd.                         1,200,500                      82,428
         Yamaha Motor Co. Ltd.                                  2,772,100                      87,130
                                                                                    ------------------
                                                                                              407,879
                                                                                    ------------------
NETHERLANDS -- 8.7%
         ABN AMRO Holding NV                                    2,378,687                      76,444
         ING Groep NV                                           2,331,619                     103,365
         Koninklijke Philips Electronics NV                     2,577,600                      97,193
         Royal Dutch Shell PLC, Class A                         1,997,803                      70,453
         TNT NV                                                 1,774,453                      76,300
         Unilever NV                                              916,507                      25,039
                                                                                    ------------------
                                                                                              448,794
                                                                                    ------------------
NORWAY -- 3.1%
         Frontline Ltd.                                           671,756                      21,668
         Stolt-Nielsen SA                                       1,540,320                      47,212
         Telenor ASA                                            4,723,190                      88,870
                                                                                    ------------------
                                                                                              157,750
                                                                                    ------------------
SOUTH KOREA -- 6.3%
         LG Telecom Ltd. 1                                      4,927,059                      50,712
         POSCO                                                    158,951                      52,574
         S-Oil Corp.                                               20,347                       1,494
         Samsung Electronics Co. Ltd.                             207,799                     136,391
         Shinhan Financial Group Co. Ltd. 1                     1,063,810                      54,364
         SK Telecom Co. Ltd.                                      123,907                      29,639
                                                                                    ------------------
                                                                                              325,174
                                                                                    ------------------
SPAIN -- 2.8%
         Enagas SA                                              1,644,176                      38,235
         Telefonica SA                                          4,986,072                     106,080
                                                                                    ------------------
                                                                                              144,315
                                                                                    ------------------
SWITZERLAND -- 6.4%
         Credit Suisse Group                                    1,437,848                     100,571
         Novartis AG                                              989,784                      57,050
         Syngenta AG 1                                            398,019                      74,033
         Zurich Financial Services AG                             372,485                     100,242
                                                                                    ------------------
                                                                                              331,896
                                                                                    ------------------
UNITED KINGDOM -- 24.3%
         Allied Irish Banks PLC                                 1,037,558                      30,975
         Aviva PLC                                              5,037,988                      81,094
         BAE Systems PLC                                       13,705,024                     114,260
         BP PLC                                                 3,596,675                      39,969


SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2006



                                                                                             VALUE
CAUSEWAY INTERNATIONAL VALUE FUND                           NUMBER OF SHARES                 (000)
-------------------------------------------------------------------------------------------------------
UNITED KINGDOM -- (CONTINUED)
         British American Tobacco PLC                           5,091,193           $         142,466
         Compass Group PLC                                      9,111,190                      51,741
         GlaxoSmithKline PLC                                    2,867,960                      75,480
         HBOS PLC                                               3,890,641                      86,244
         HSBC Holdings PLC                                      4,317,700                      79,163
         Kingfisher PLC                                        14,623,784                      68,298
         PartyGaming PLC                                       35,454,565                      22,043
         Reuters Group PLC                                      5,589,559                      48,735
         Rio Tinto PLC                                          1,501,358                      79,909
         Royal Bank of Scotland Group PLC                       2,646,421                     103,282
         Royal Dutch Shell PLC, Class B                         1,990,487                      69,770
         Unilever PLC                                           2,980,787                      83,353
         Vodafone Group PLC                                    28,456,953                      78,850
                                                                                    ------------------
                                                                                            1,255,632
                                                                                    ------------------
TOTAL COMMON STOCK
         (COST $3,918,752,000) -- 98.5%                                                     5,078,866
                                                                                    ------------------
CASH EQUIVALENT
         Bank of New York Cash Reserve Fund, 2.43%*            77,624,621                      77,625
                                                                                    ------------------
TOTAL CASH EQUIVALENT
         (COST $77,625,000) -- 1.5%                                                            77,625
                                                                                    ------------------
TOTAL INVESTMENTS
         (COST $3,996,377,000) -- 100.0%                                                    5,156,491
                                                                                    ------------------

OTHER ASSETS & LIABILITIES, NET -- 0.0%                                                           329
                                                                                    ------------------

NET ASSETS -- 100.0%                                                                $       5,156,820
                                                                                    ==================

* The rate shown represents the 7-day effective yield as of December 31, 2006.
+ Resales of portions of these securities are subject to Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers.
1 Non-income producing security.

At December 31, 2006, the tax basis cost of the Fund's investments was $3,996,377,000, and the unrealized appreciation and depreciation were $1,231,893,000 and $(71,779,000), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus and annual financial statements.

CCM-QH-001-0500

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

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



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   Causeway Capital Management Trust

By (Signature and Title)*                      /s/ Turner Swan
                                               --------------------------
                                               Turner Swan, President

Date: February 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                      /s/ Turner Swan
                                               --------------------------
                                               Turner Swan, President

Date: February 23, 2007

By (Signature and Title)*                      /s/ Michael Lawson
                                               --------------------------
                                               Michael Lawson, Treasurer

Date: February 23, 2007

* Print the name and title of each signing officer under his or her signature.